PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019

Cost:

Computer, peripheral equipment and software	$100,516	$95,930
Office furniture and equipment	13,126	11,989
Leasehold improvements	7,425	6,621

	121,067	114,540
Accumulated depreciation:

Computer, peripheral equipment and software	83,822	78,711
Office furniture and equipment	9,551	8,677
Leasehold improvements	4,718	4,181

	98,091	91,569

Property and equipment, net	$22,976	$22,971

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 were $8,666, $8,912 and $8,834, respectively.